Share Purchase Warrants (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Number of warrants outstanding	145,079,363	165,537,526
Warrants At 0.03 [Member]
Number of warrants outstanding	2,222,222	2,222,222
Exercise price (in Dollars per share)	$ 0.03	$ 0.03
Expiry date	December 2, 2024	December 2, 2024
Warrants At 0.00 [Member]
Number of warrants outstanding	142,857,141	163,265,304
Exercise price (in Dollars per share)	$ 0.00	$ 0.00
Expiry date	September 23, 2024	September 23, 2024
Warrants At 0.15 [Member]
Number of warrants outstanding		980,392
Exercise price (in Dollars per share)		$ 0.15
Expiry date		December 2, 2021
Warrants At 0.20 [Member]
Number of warrants outstanding		50,000
Exercise price (in Dollars per share)		$ 0.20
Expiry date		January 2, 2022